Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38097
Entity Incorporation, State or Country Code	P7
Entity Registrant Name	ARGENX SE
Entity Address, Address Line One	Willemstraat 5
Entity Address, Address Line Two	4811 AH
Entity Address, City or Town	Breda
Entity Address, Country	NL
Entity Common Stock, Shares Outstanding	51,668,315
Auditor Name	Deloitte Accountants B.V.
Auditor Firm ID	1243
Auditor Location	Rotterdam, the Netherlands
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001697862
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	Industriepark Zwijnaarde 7,
Entity Address, Address Line Two	Building C9052 Zwijnaarde
Entity Address, City or Town	Ghent
Entity Address, Country	BE
Contact Personnel Name	Tim Van Hauwermeiren
Contact Personnel Email Address	TVanHauwermeiren@argenx.com
City Area Code	+
American Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share with a nominal value of €0.10 per share
Trading Symbol	ARGX
Security Exchange Name	NASDAQ
Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares with a nominal value of €0.10 per share
Trading Symbol	ARGX
Security Exchange Name	NASDAQ